Derivative Instruments and Hedging - Additional Information (Detail) - USD ($) $ in Thousands									12 Months Ended
	Mar. 31, 2021	Apr. 02, 2020	Jun. 07, 2019	Apr. 01, 2019	Jun. 11, 2018	Apr. 03, 2017	Mar. 31, 2014	Jul. 26, 2013	Dec. 31, 2022	Jan. 01, 2022
Derivative
Maximum length of time hedging forecasted									2 years
Derivative loss included in accumulated other comprehensive income (loss) that are expected to be reclassified into earnings within the next 12 months, net of tax									$ 9,890
Derivative loss included in accumulated other comprehensive income (loss) that are expected to be reclassified into earnings within the next 12 months, before tax									13,194
Interest Rate Swap
Derivative
Forward-starting interest rate swap, effective date								Mar. 31, 2014
Forward starting interest rate swap, termination date								Apr. 02, 2020
Derivative interest rate swap percentage								2.41%
Cumulative gain (loss) for qualifying hedges reported as a component of accumulated other comprehensive income (loss) net of tax									10,723	$ (10,843)
Cumulative gain (loss) for qualifying hedges reported as a component of accumulated other comprehensive income (loss) before tax									14,146	(14,622)
Interest Rate Swap | 2018 Swap
Derivative
Forward-starting interest rate swap, effective date					Apr. 02, 2020
Forward starting interest rate swap, termination date					Mar. 31, 2024
Derivative interest rate swap percentage					3.1005%
Interest Rate Swap | 2019 Swap
Derivative
Forward-starting interest rate swap, effective date			Apr. 02, 2020
Forward starting interest rate swap, termination date			Mar. 31, 2024
Derivative interest rate swap percentage			1.901%
Interest Rate Swap | Cash Flow Hedging
Derivative
Notional amount								$ 1,500,000	$ 500,000	$ 500,000
Interest Rate Swap | Cash Flow Hedging | March 31, 2014
Derivative
Notional amount							$ 1,500,000
Forward-starting interest rate swap, effective date							Mar. 31, 2014
Interest Rate Swap | Cash Flow Hedging | April 3, 2017
Derivative
Notional amount						$ 1,250,000
Forward-starting interest rate swap, effective date						Apr. 03, 2017
Interest Rate Swap | Cash Flow Hedging | April 1, 2019
Derivative
Notional amount				$ 1,000,000
Forward-starting interest rate swap, effective date				Apr. 01, 2019
Interest Rate Swap | Cash Flow Hedging | 2018 Swap
Derivative
Notional amount	$ 250,000	$ 500,000			$ 500,000
Forward-starting interest rate swap, effective date	Mar. 31, 2021	Apr. 02, 2020
Interest Rate Swap | Cash Flow Hedging | 2019 Swap
Derivative
Notional amount			$ 250,000